Summary of Significant Accounting Policies (Bendon Limited)	12 Months Ended
Jan. 31, 2018
Bendon Limited [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Summary of Significant Accounting Policies

2	Summary of Significant Accounting Policies

(a)	Going concern

The financial statements have been prepared on the basis of going concern which contemplates continuity of normal business activities and the realisation of assets and settlement of liabilities in the ordinary course of business.

For the financial year ended 31 January 2018 the Group experienced a loss after income tax from continuing operations of NZ$37.593 million and operating cash outflows of NZ$4.116 million. As at 31 January 2018, the business is in a net current liability position of NZ$20.752 million and has negative net assets of $5.710 million.

For the half year ended 31 July 2018 the Group experienced a loss after income tax from continuing operations of NZ$26.094 million and operating cash outflows of NZ$5.427 million. As at 31 July 2018, the business is in a net current liability position of NZ$2.944 million and has net assets of $16.232 million.

The business continued to experience losses in the 31 January 2018 financial year as a result of reduced revenue from wholesale customers, increased rebates and discounts, and the plateauing of sales in retail outlets. The business is experiencing challenging trading conditions which have been impacted by the cancellation of the Stella McCartney licence held by the Company which expired on 30 June 2018, the lack of working capital to purchase sufficient levels of inventory required for trading, reduced customer foot traffic in retail stores and outlets, and a reduction of revenue from wholesale customers. The business has continued to accumulated trade creditors that are trading beyond their original credit terms and has also breached its Bank debt loan covenants during and since the half year period, and has yet to finalise a revised banking facility agreement to provide the company with sufficient funding to continue as a going concern.

In response management has taken steps to raise further capital to fund new inventory that will restock stores and supply wholesale customers and to bring creditors back into term. This capital raising/recapitalisation is continuing at the time of this report. Management has also engaged in restructuring the businesses operations including reducing costs across distribution channels, renegotiating supplier contracts, resetting customer supply commitments, updating leadership roles including appointing a new CEO for the operating business, and managing the opening of new stores. The impact from the proposed capital raising and the restructure will take time generate positive cash flows from operations. The Group expects the business will trend to be cash flow positive by November 2019..

Since the end of the period, the Group has raised further equity which has been used to support the working capital requirements of the Group, reduce the cost of finance, fund the losses and reduce outstanding amounts to aged creditors.

In addition to attempting to raise new capital, the Group has been negotiating a new Bank borrowing facility agreement to replace the facilities last reported as at 31 July 2018.The new facility is expected to be subject to covenants and is likely to be a rolling 12 month facility subject to review at the end of each year. The Group is expecting a term sheet by the end of February 2019.

The Bank facilities last reported as at 31 July 2018 are presented on the Balance Sheet as a current liability due to the facilities having breached covenants. The amount outstanding as at that date amounted to $20m.

The directors have also considered the Loan Agreement from its previous major shareholder Cullen Investments Limited (“Cullen”) and has been advised by Cullen that due to some changes with Cullen’s financial circumstances Cullen is not likely to be a reliable source of funding and as a result the directors have decided to pursue new capital raising activities and not rely on Cullen.

Despite the ongoing losses and the other negative financial conditions, the Directors are confident that the Company will continue as a going concern. However, while the Directors are confident of continuing as a going concern and meeting its debt obligation to its Bank and creditor commitments as they fall due, the going concern is dependent upon the Directors and Company being successful in:

●	Raising further capital of at least NZ$36 million and collecting it between March 2019 and July 2019;

●	Reducing overheads, increasing revenue and gross profit margin that leads to a reduction in the current cash outflow being incurred each month to reach a cash flow positive position by November 2019. ;

●	Renegotiating the current bank facilities of $20 million to a facility that is at least a 12 month facility, reviewed annually, and is subject to amortisation of $2.5 million per quarter commencing April 2019; and

●	Continue to receive support from creditors to delay payment until the company has adequate facilities to commence a repayment arrangement.

As a result the viability of the Group is dependent on the above matters, and there is a substantial doubt about the Company’s ability to continue as a going concern. However, the Directors’ believe that the Group will be successful in the above matters and, accordingly, have prepared the report on a going concern basis.

(b)	Basis for consolidation

Subsidiaries

Subsidiaries are all entities (including structured entities) over which the group has control. The group controls an entity when the group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the group. They are deconsolidated from the date that control ceases.

Intercompany transactions, balances and unrealised gains on transactions between group companies are eliminated. Unrealised losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the group.

Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statement of profit or loss, statement of comprehensive income, statement of changes in equity and balance sheet respectively.

When the group ceases to consolidate or equity account for an investment because of a loss of control, joint control or significant influence, any retained interest in the entity is remeasured to its fair value with the change in carrying amount recognised in profit or loss. This fair value becomes the initial carrying amount for the purposes of subsequently accounting for the retained interest as an associate, joint venture or financial asset. In addition, any amounts previously recognised in other comprehensive income in respect of that entity are accounted for as if the group had directly disposed of the related assets or liabilities. This may mean that amounts previously recognised in other comprehensive income are reclassified to profit or loss.

If the ownership interest in a joint venture or an associate is reduced but joint control or significant influence is retained, only a proportionate share of the amounts previously recognised in other comprehensive income are reclassified to profit or loss where appropriate.

(c)	Business combinations

Business combinations are accounted for by applying the acquisition method which requires an acquiring entity to be identified in all cases. The acquisition date under this method is the date that the acquiring entity obtains control over the acquired entity.

The fair value of identifiable assets and liabilities acquired are recognised in the consolidated financial statements at the acquisition date.

Goodwill or a gain on bargain purchase may arise on the acquisition date, this is calculated by comparing the consideration transferred and the amount of non-controlling interest in the acquiree with the fair value of the net identifiable assets acquired. Where consideration is greater than the net assets acquired, the excess is recorded as goodwill. Where the net assets acquired are greater than the consideration, the measurement basis of the net assets are reassessed and then a gain from bargain purchase recognised in profit or loss.

All acquisition-related costs are recognised as expenses in the periods in which the costs are incurred except for costs to issue debt or equity securities.

Any contingent consideration which forms part of the combination is recognised at fair value at the acquisition date. If the contingent consideration is classified as equity then it is not remeasured and the settlement is accounted for within equity. Otherwise subsequent changes in the value of the contingent consideration liability are measured through profit or loss.

(d)	Income Tax

The tax expense/(benefit) recognised in the consolidated statements of profit or loss and other comprehensive income comprises of current income tax expense plus deferred tax expense/(benefit).

Current tax is the amount of income taxes payable/(recoverable) in respect of the taxable profit/(loss) for the period and is measured at the amount expected to be paid to/(recovered from) the taxation authorities, using the tax rates and laws that have been enacted or substantively enacted by each jurisdiction by the end of the reporting period. Current tax liabilities/(assets) are measured at the amounts expected to be paid to/(recovered from) the relevant taxation authority.

Deferred tax is provided on temporary differences which are determined by comparing the carrying amounts of tax bases of assets and liabilities to the carrying amounts in the consolidated financial statements.

Deferred tax is not provided for the following:

●	The initial recognition of an asset or liability in a transaction that is not a business combination and at the time of the transaction, affects neither accounting profit nor taxable profit/(tax loss).

●	Taxable temporary differences arising on the initial recognition of goodwill.

●	Temporary differences related to investment in subsidiaries, associates and jointly controlled entities to the extent that the Group is able to control the timing of the reversal of the temporary differences and it is probable that they will not reverse in the foreseeable future.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realised or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by each jurisdiction by the end of the reporting period.

Deferred tax assets are recognised for all deductible temporary differences and unused tax losses to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and losses can be utilised.

Current and deferred tax is recognised as income or an expense and included in profit or loss for the period except where the tax arises from a transaction which is recognised in other comprehensive income or equity, in which case the tax is recognised in other comprehensive income or equity respectively.

In determining the amount of current and deferred income tax, the Company takes into account the impact of uncertain income tax positions and whether additional taxes and interest may be due. This assessment relies on estimates and assumptions and may involve a series of judgements about future events. New information may become available that causes the Company to change its judgement regarding the adequacy of existing tax liabilities; such changes to tax liabilities will impact the income tax expense in the period that such a determination is made.

(e)	Leases

Leases of fixed assets where substantially all the risks and benefits incidental to the ownership of the asset, but not the legal ownership that are transferred to entities in the Group, are classified as finance leases.

Finance leases are capitalised by recording an asset and a liability at the lower of the amounts equal to the fair value of the leased property or the present value of the minimum lease payments, including any guaranteed residual values. Lease payments are allocated between the reduction of the lease liability and the lease interest expense for the period.

Lease payments for operating leases, where substantially all of the risks and benefits remain with the lessor, are charged as expenses on a straight-line basis over the life of the lease term.

Lease incentives under operating leases are recognised as a liability and amortised on a straight-line basis over the life of the lease term.

(f)	Revenue and other income

Revenue is recognised when the amount of the revenue can be measured reliably, it is probable that economic benefits associated with the transaction will flow to the Group and specific criteria relating to the type of revenue as noted below, has been satisfied.

Revenue is measured at the fair value of the consideration received or receivable and is presented net of returns, discounts and rebates. The Group assess the expected customer returns and rebates according to the specific information in its possession and its past experience in similar cases.

Sale of goods

Sales of goods through retail stores, e-commerce and wholesale channels are recognised when there has been a transfer of risk and rewards to the customer. Risks and rewards transfer at point of sale for retail stores sales. For wholesale and e-commerce sales, risks and rewards are transferred when goods are delivered to customers, and therefore reflects an estimate of shipments that have not been received at year end based on shipping terms and historical delivery times. The company also provides a reserve for projected merchandise returns based on prior experience.

The company sells gift cards to customers. The company recognises revenue from gift cards when they are redeemed by the customers. In addition, the company recognises revenue on unredeemed gift cards after one year when the gift cards have expired.

Interest revenue

Interest is recognised using the effective interest method.

Dividend revenue

Dividends are recognised when the entity’s right to receive payment is established.

Rendering of services

Revenue from service transactions are recognised as services are performed.

Other income

Other income is recognised on an accruals basis when the Group is entitled to it.

(g)	Brand management, administrative and corporate expenses

Corporate expenses includes head office costs such as human resources, finance team and rental costs. Administrative expenses includes depreciation and amortisation, as well as professional accounting fees. Brand management expenses includes other costs incurred in selling products, including advertising, design and retail store occupancy and payroll.

(h)	Borrowing costs

Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are added to the cost of those assets, until such time as the assets are substantially ready for their intended use or sale. Investment income earned on the temporary investment of specific borrowing pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalisation.

All other borrowing costs are recognised as an expense in the period in which they are incurred.

(i)	Inventories

Inventories are measured at the lower of cost and net realisable value. Cost of inventory is determined using the weighted average costs basis and is net of any rebates and discounts received. Net realisable value represents the estimated selling price for inventories less costs necessary to make the sale. Net realisable value is estimated using the most reliable evidence available at the reporting date and inventory is written down through an obsolescence provision if necessary.

(j)	Property, plant and equipment

Plant and equipment

Plant and equipment are measured using the cost model.

Under the cost model the asset is carried at its cost less any accumulated depreciation and any impairment losses. Costs include purchase price and other directly attributable costs associated with locating the asset to the installation site, where applicable.

Depreciation

Property, plant and equipment, is depreciated on a straight-line basis over the assets useful life to the Group, commencing when the asset is ready for use.

The estimated useful lives used for each class of depreciable asset are shown below:

Fixed asset class	Useful life
Leasehold improvements	1 - 10 years
Plant, furniture, fittings and motor vehicles	3 - 7 years

At the end of each annual reporting period, the depreciation method, useful life and residual value of each asset is reviewed. Any revisions are accounted for prospectively as a change in accounting estimate.

(k)	Financial instruments

Financial instruments are recognised initially using trade date accounting, i.e. on the date that the Group becomes party to the contractual provisions of the instrument.

On initial recognition, all financial instruments are measured at fair value plus transaction costs (except for instruments measured at fair value through profit or loss where transaction costs are expensed as incurred).

Financial Assets

Financial assets are divided into the following categories which are described in detail below:

●	loans and receivables; and
●	financial assets at fair value through profit or loss.

Financial assets are assigned to the different categories on initial recognition, depending on the characteristics of the instrument and its purpose. A financial instrument’s category is relevant to the way it is measured and whether any resulting income and expenses are recognised in profit or loss or in other comprehensive income.

All income and expenses relating to financial assets are recognised in the consolidated statements of profit or loss and other comprehensive income in the ‘finance income’ or ‘finance costs’ line item respectively.

Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They arise principally through the provision of goods and services to customers but also incorporate other types of contractual monetary assets.

After initial recognition these are measured at amortised cost using the effective interest method, less provision for impairment. Any change in their value is recognised in profit or loss.

The Group’s trade and other receivables fall into this category of financial instruments.

Significant receivables are considered for impairment on an individual asset basis when they are past due at the reporting date or when objective evidence is received that a specific counterparty will default.

The amount of the impairment is the difference between the net carrying amount and the present value of the future expected cash flows associated with the impaired receivable.

In some circumstances, the Group renegotiates repayment terms with customers which may lead to changes in the timing of the payments, the Group does not necessarily consider the balance to be impaired, however assessment is made on a case-by-case basis.

Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss include financial assets:

●	acquired principally for the purpose of selling in the near future
●	designated by the entity to be carried at fair value through profit or loss upon initial recognition or
●	which are derivatives not qualifying for hedge accounting.

The Group has some derivatives which are classified as financial assets at fair value through profit or loss.

Assets included within this category are carried in the consolidated balance sheets at fair value with changes in fair value recognised in finance income or expenses in profit or loss.

Any gain or loss arising from derivative financial instruments is based on changes in fair value, which is determined by direct reference to active market transactions or using a valuation technique where no active market exists.

Financial liabilities

Financial liabilities are classified as either financial liabilities ‘at fair value through profit or loss’ or other financial liabilities depending on the purpose for which the liability was acquired. Although the Group uses derivative financial instruments in economic hedges of currency and interest rate risk, it does not hedge account for these transactions.

The Group’s financial liabilities include borrowings, trade and other payables (including finance lease liabilities), which are measured at amortised cost using the effective interest rate method.

All of the Group’s derivative financial instruments that are not designated as hedging instruments are accounted for at fair value through profit or loss.

Impairment of financial assets

At the end of the reporting period the Group assesses whether there is any objective evidence that a financial asset or group of financial assets is impaired.

Financial assets at amortised cost

If there is objective evidence that an impairment loss on financial assets carried at amortised cost has been incurred, the amount of the loss is measured as the difference between the asset’s carrying amount and the present value of the estimated future cash flows discounted at the financial assets original effective interest rate.

Impairment on loans and receivables is reduced through the use of an allowance accounts, all other impairment losses on financial assets at amortised cost are taken directly to the asset.

Subsequent recoveries of amounts previously written off are credited against other expenses in profit or loss.

(l)	Impairment of non-financial assets

At the end of each reporting period the Group determines whether there is an evidence of an impairment indicator for non-financial assets.

Where an indicator exists and regardless for goodwill, indefinite life intangible assets and intangible assets not yet available for use, the recoverable amount of the asset is estimated.

Where assets do not operate independently of other assets, the recoverable amount of the relevant cash-generating unit (CGU) is estimated.

The recoverable amount of an asset or CGU is the higher of the fair value less costs of disposal and the value in use. Value in use is the present value of the future cash flows expected to be derived from an asset or cash-generating unit.

Where the recoverable amount is less than the carrying amount, an impairment loss is recognised in profit or loss.

Reversal indicators are considered in subsequent periods for all assets which have suffered an impairment loss, except for goodwill.

(m)	Cash and cash equivalents

For the purpose of presentation in the statement of cash flows, cash and cash equivalents includes cash on hand, deposits held at call with financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value, and bank overdrafts. Bank overdrafts are shown within borrowings in current liabilities in the balance sheet.

(n)	Trade receivables

Trade receivables are recognised initially at fair value and subsequently measured at amortised cost using the effective interest method, less provision for impairment.

(o)	Trade and other payables

These amounts represent liabilities for goods and services provided to the group prior to the end of financial year which are unpaid. The amounts are unsecured and are usually paid within 30 days of recognition. Trade and other payables are presented as current liabilities unless payment is not due within 12 months after the reporting period. They are recognised initially at their fair value and subsequently measured at amortised cost using the effective interest method.

(p)	Intangibles

Goodwill

Goodwill is carried at cost less accumulated impairment losses. Goodwill is calculated as the excess of the sum of:

i)	the consideration transferred;
ii)	any non-controlling interest; and
iii)	the acquisition date fair value of any previously held equity interest;

over the acquisition date fair value of net identifiable assets acquired in a business combination.

The value of goodwill recognised on acquisition of each subsidiary in which the Group holds less than a 100% interest will depend on the method adopted in measuring the aforementioned non-controlling interest. The Group can elect to measure the non-controlling interest in the acquiree either at fair value (‘full goodwill method’) or at the non-controlling interest’s proportionate share of the subsidiary’s identifiable net assets (‘proportionate interest method’). The Group determines which method to adopt for each acquisition.

Patents and licences

Separately acquired patents and licences are shown at historical cost. Licenses and customer contracts acquired in a business combination are recognised at fair value at the acquisition date. They have a finite useful life and are subsequently carried at cost less accumulated amortisation and impairment losses. Licence fees have an estimated useful life of 5 years.

Software

Software has a finite life and is carried at cost less any accumulated amortisation and impairment losses. It has an estimated useful life of between one and three years.

Brands

Brand assets relate to brands owned by the Group that have arisen on historical acquisitions. These assets were initially measured at fair value.

Brands are considered to have an indefinite life and are therefore not amortised. They are considered to have indefinite lives because there is no foreseeable limit to the period over which the asset is expected to generate net cash flows for the entity. The brands have been in existence for many years, are well established and show no signs of deteriorating. They are assessed for impairment annually or more frequently if impairment indicators exist.

Amortisation

Amortisation is recognised in profit or loss on a straight-line basis over the estimated useful lives of intangible assets, other than goodwill and brands, from the date that they are available for use.

Amortisation methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

Goodwill and indefinite life brands are not amortised but are tested for impairment annually or more frequently if impairment indicators exist. Goodwill is allocated to the Group’s cash generating units or groups of cash generating units, which represent the lowest level at which goodwill is monitored but where such level is not larger than an operating segment. Gains and losses on the disposal of an entity include the carrying amount of goodwill related to the entity sold.

(q)	Employee benefits

(i)	Short-term obligations

Liabilities for wages and salaries, including non-monetary benefits and accumulating sick leave that are expected to be settled wholly within 12 months after the end of the period in which the employees render the related service are recognised in respect of employees’ services up to the end of the reporting period and are measured at the amounts expected to be paid when the liabilities are settled. The liabilities are presented as current employee benefit obligations in the balance sheet.

(ii)	Other long-term employee benefit obligations

The liabilities for long service leave and annual leave are not expected to be settled wholly within 12 months after the end of the period in which the employees render the related service. They are therefore measured as the present value of expected future payments to be made in respect of services provided by employees up to the end of the reporting period using the projected unit credit method. Consideration is given to expected future wage and salary levels, experience of employee departures and periods of service. Expected future payments are discounted using market yields at the end of the reporting period of high-quality corporate bonds with terms and currencies that match, as closely as possible, the estimated future cash outflows. Remeasurements as a result of experience adjustments and changes in actuarial assumptions are recognised in profit or loss.

The obligations are presented as current liabilities in the balance sheet if the entity does not have an unconditional right to defer settlement for at least twelve months after the reporting period, regardless of when the actual settlement is expected to occur.

(r)	Provisions

Provisions are recognised when the Group has a legal or constructive obligation, as a result of past events, for which it is probable that an outflow of economic benefits will result and that outflow can be reliably measured.

Provisions are measured at the present value of management’s best estimate of the outflow required to settle the obligation at the end of the reporting period. The discount rate used is a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The increase in the provision due to the unwinding of the discount is taken to finance costs in the consolidated statements of profit or loss and other comprehensive income.

Provisions recognised represent the best estimate of the amounts required to settle the obligation at the end of the reporting period.

(i)	Lease incentive provision

Lease contributions include payment for improvements initially funded by the landlord. The improvement asset is capitalised and a provision for the amount of landlord contribution is recognised. The provision is released on a monthly basis over the term of the lease of the property.

(ii)	Onerous contract provision

The Group provides for future losses on long-term contracts where it is considered probable that the contract costs are likely to exceed revenues in future years. A provision is required for the present value of future losses. Estimating these future losses involves a number of assumptions about the achievement of contract performance targets and the likely levels of future cost escalation over time.

(iii)	Make good provision

The Group is required to restore the lease premises of various retail stores to their original condition at the end of the respective lease terms. Provisions for make good obligations are recognised when the group has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation and the amount can be reliably estimated. A provision is recognised for the present value of the estimated expenditure required to remove any leasehold improvements. These costs have been capitalised as part of the cost of leasehold improvements and are amortised over the lease term.

(s)	Earnings/(loss) per share

(i) Basic earnings/(loss) per share

Basic earnings/(loss) per share is calculated by dividing:

●	the profit/(loss) attributable to owners of the Company, excluding any costs of servicing equity other than ordinary shares
●	by the weighted average number of ordinary shares outstanding during the financial year.

(ii) Diluted earnings/(loss) per share

Diluted earnings/(loss) per share adjusts the figures used in the determination of basic earnings per share to take into account:

●	the after income tax effect of interest and other financing costs associated with dilutive potential ordinary shares, and
●	the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares.

For periods in which the Company has reported net losses, diluted net loss per share attributable to common shareholders is the same as basic net loss per share attributable to common stockholders, since their impact would be anti-dilutive to the calculation of net loss per share.

(t)	Borrowings

Borrowings are initially recognised at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortised cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognised in profit or loss over the period of the borrowings using the effective interest method. Fees paid on the establishment of loan facilities are recognised as transaction costs of the loan to the extent that it is probable that some or all of the facility will be drawn down. In this case, the fee is deferred until the draw down occurs. To the extent there is no evidence that it is probable that some or all of the facility will be drawn down, the fee is capitalised as a prepayment for liquidity services and amortised over the period of the facility to which it relates.

Borrowings are removed from the balance sheet when the obligation specified in the contract is discharged, cancelled or expired. The difference between the carrying amount of a financial liability that has been extinguished or transferred to another party and the consideration paid, including any non cash assets transferred or liabilities assumed, is recognised in profit or loss as other income or finance costs.

Where the terms of a financial liability are renegotiated and the entity issues equity instruments to a creditor to extinguish all or part of the liability (debt for equity swap), a gain or loss is recognised in profit or loss, which is measured as the difference between the carrying amount of the financial liability and the fair value of the equity instruments issued.

Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting period.

(u)	Convertible Notes

On issuance of the convertible notes, an assessment is made to determine whether the convertible notes contain an equity instrument or whether the whole instrument should be classified as a financial liability.

When it is determined that the whole instrument is a financial liability and no equity instrument is identified (for example for foreign-currency-denominated convertibles notes), the conversion option is separated from the host debt and classified as a derivative liability. The carrying value of the host contract (a contract denominated in a foreign currency) at initial recognition is determined as the difference between the consideration received and the fair value of the embedded derivative. The host contract is subsequently measured at amortised cost using the effective interest rate method. The embedded derivative is subsequently measured at fair value at the end of each reporting period through the profit and loss. The convertible note and the derivative are presented as a single number on the balance sheet within interest-bearing loans and borrowings.

When it is determined that the instrument contains an equity component based on the terms of the contract, on issuance of the convertible notes, the fair value of the liability component is determined using a market rate for an equivalent non-convertible bond. This amount is classified as a financial liability measured at amortised cost (net of transaction costs) until it is extinguished on conversion or redemption. The remainder of the proceeds is allocated to the conversion option that is recognised and included in equity. Transaction costs are deducted from equity, net of associated income tax. The carrying amount of the conversion option is not re-measured in subsequent years.

(v)	Share capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognised as a deduction from equity, net of any tax effects.

(w)	Foreign currency transactions and balances

Each of the entities within the Group prepare their financial statements based on the currency of the primary economic environment in which the entity operates (functional currency). The consolidated financial statements are presented in New Zealand dollars which is the parent entity’s functional and presentation currency.

Transaction and balances

Foreign currency transactions are recorded at the spot rate on the date of the transaction.

At the end of the reporting period:

●	Foreign currency monetary items are translated using the closing foreign currency rate;
●	Non-monetary items that are measured at historical cost are translated using the exchange rate at the date of the transaction; and
●	Non-monetary items that are measured at fair value are translated using the rate at the date when fair value was determined.

Exchange differences arising on the settlement of monetary items or on translating monetary items at rates different from those at which they were translated on initial recognition or in prior reporting periods are recognised through profit or loss, except where they relate to an item of other comprehensive income or whether they are deferred in equity as qualifying hedges.

Group companies

The financial results and position of foreign operations whose functional currency is different from the Group’s presentation currency are translated as follows:

●	assets and liabilities are translated at period-end exchange rates prevailing at that reporting date;
●	income and expenses are translated at average exchange rates for the period where the average rate approximates the rate at the date of the transaction; and
●	retained earnings are translated at the exchange rates prevailing at the date of the transaction.

Exchange differences arising on translation of foreign operations are transferred directly to the Group’s foreign currency translation reserve in the consolidated balance sheets. These differences are recognised in the consolidated statements of profit or loss and other comprehensive income in the period in which the operation is disposed.

(x)	Adoption of new and revised accounting standards

During the current period, there have been no new or revised accounting standards that have become mandatory, which have had a material impact (in the current year or retrospectively) upon the measurement of assets, liabilities, equity, income or expenses, nor upon the disclosures required in this financial report.

(y)	New Accounting Standards and Interpretations

Certain new accounting standards and interpretations have been published that are not mandatory for 31 January 2018 reporting periods and have not been early adopted by the Group. The Group’s assessment of the impact of these new standards and interpretations is set out below.

Mandatory
application
Title of			date/Date of
Standard	Nature of change	Impact	adoption by Group
IFRS 9 Financial Instruments	IFRS 9 addresses the classification, measurement and derecognition of financial assets and financial liabilities and introduces new rules for hedge accounting. In December 2014, the IASB made further changes to the classification and measurement rules and also introduced a new impairment model. These latest amendments now complete the new financial instruments standard.

Following the changes approved by the IASB in December 2014, the Group no longer expects any impact from the new classification, measurement and derecognition rules on the Group’s financial assets and financial liabilities.

There will also be no impact on the Group’s accounting for financial liabilities, as the new requirements only affect the accounting for financial liabilities that are designated at fair value through profit or loss and the Group does not have any such liabilities.

The new impairment model is an expected credit loss (ECL) model which may result in the earlier recognition of credit losses.

The Group does not expect any material impact on transition to the new model.

Must be applied for financial years commencing on or after 1 January 2018. The Group will adopt IFRS 9 for the financial year beginning 1 February 2018.

IFRS 15 Revenue from Contracts with Customers

The IASB has issued a new standard for the recognition of revenue.

This will replace IAS 18 which covers contracts for goods and services and IAS 11 which covers construction contracts.

The new standard is based on the principle that revenue is recognised when control of a good or service transfers to a customer so the notion of control replaces the existing notion of risks and rewards.

The standard permits a modified retrospective approach for the adoption. Under this approach entities will recognise transitional adjustments in retained earnings on the date of initial application (e.g. 1 February 2018), i.e. without restating the comparative period.

The new rules are applied to contracts that are not completed as of the date of initial application.

		Management is currently assessing the impact of the new Standard Management have yet to quantify the potential impact of any adjustments.	Mandatory for financial years commencing on or after 1 January 2018. Expected date of adoption by the Group: 1 February 2018.

IFRS 16 Leases

The IASB has issued a new standard for leases. This will replace IAS 17.

The main impact on lessees is that almost all leases go on balance sheet. This is because the balance sheet distinction between operating and finance leases is removed for lessees. Instead, under the new standard an asset (the right to use the leased item) and a financial liability to pay rentals are recognised. The only exemptions are short-term and low-value leases.

Management is currently assessing the impact of the new rules and believes the adoption of the provisions of this update will have a material impact on the Company’s consolidated financial statements.

The new standard will require that we record a liability and a related asset on the balance sheet for our leased facilities.

Management have yet to quantify the potential impact of any adjustments.

Management is currently assessing the impact of the new rules and believes the adoption of the provisions of this update will have a material impact on the Company’s consolidated financial statements.

Mandatory for financial years commencing on or after 1 January 2019.

Expected date of adoption by the Group: 1 February 2019.

IFRC 23 Uncertainty over Income Tax Treatments (IFRIC 23)	On June 7, 2017, the IASB issued IFRIC 23, Uncertainty over Income Tax Treatments (“IFRIC 23”). IFRIC 23 clarifies the application of recognition and measurement requirements in IAS 12, Income Taxes, when there is uncertainty over income tax treatments. The IFRIC 23 interpretation specifically addresses whether an entity considers uncertain tax treatments separately; the assumptions an entity makes about the examination of tax treatments by taxation authorities; how an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates; and how an entity considers changes in facts and circumstances.	The Company is currently evaluating the impact of adopting this standard on the consolidated financial statements.	IFRIC 23 is effective for annual periods beginning on or after January 1, 2019, with earlier application permitted.

There are no other standards that are not yet effective and that would be expected to have a material impact on the entity in the current or future reporting periods and on foreseeable future transactions.

(z)	Operating segments

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker. The executive directors are the chief operating decision maker, responsible for allocating resources and assessing performance of the operating segments.